Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2015
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Contractual Capital Lease Payments

Future contractual payments under the terms of the Company’s capital lease obligations were as follows (in millions):

Year Ended June 30,
2016	$6.4
2017	7.0
2018	5.6
2019	5.0
2020	3.8
Thereafter	17.3
Total minimum lease payments	45.1
Less amounts representing interest	(12.4)
Less current portion	(4.4)
Capital lease obligations, non-current	$28.3

Schedule of Future Contractual Long-Term Operating Lease Payments

Minimum contractual lease payments due under the Company’s long-term operating leases are as follows (in millions):

Year Ended June 30,
2016	$119.3
2017	86.9
2018	75.4
2019	62.7
2020	48.9
Thereafter	280.7
$673.9